SUPPLEMENT DATED FEBRUARY 12, 2010

TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

This supplement contains information about the Dreyfus Variable Investment Fund - Developing Leaders Portfolio.

On or about April 19, 2010, the Portfolio will change its name to Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Corp VUL (Dreyfus) 2/2010